Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on:(3)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income ($ Millions)

2022	4,806,435	967,855	1,470,480	535,641	37.51	113.65	(192)
2021	4,735,817	(1,607,944)	1,270,411	(724,313)	89.61	126.45	(178)
2020	3,835,030	9,627,615	1,695,086	2,856,434	186.44	126.42	(121)

Named Executive Officers, Footnote [Text Block]	Alexander D. Macrae was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022

D. Mark McClung	Prathyusha Duraibabu	Prathyusha Duraibabu
R. Andrew Ramelmeier	D. Mark McClung	D. Mark McClung
Sung H. Lee	R. Andrew Ramelmeier	R. Andrew Ramelmeier
Gary H. Loeb	Robert J. Schott	Jason D. Fontenot
Stéphane Boissel	Sung H. Lee

Peer Group Issuers, Footnote [Text Block]	The peer group total stockholder return, or TSR, set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,806,435	$ 4,735,817	$ 3,835,030
PEO Actually Paid Compensation Amount	$ 967,855	(1,607,944)	9,627,615
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2022	4,806,435	(3,635,081)	(203,499)	967,855
2021	4,735,817	(3,595,425)	(2,748,336)	(1,607,944)
2020	3,835,030	(2,636,246)	8,428,831	9,627,615

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,470,480	(809,374)	(125,465)	535,641
2021	1,270,411	(782,085)	(1,212,639)	(724,313)
2020	1,695,086	(1,077,218)	2,238,566	2,856,434
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2022	1,859,626	(1,370,919)	—	(692,206)	—	(203,499)
2021	2,278,773	(3,269,075)	—	(1,758,034)	—	(2,748,336)
2020	6,598,645	1,787,376	—	42,810	—	8,428,831

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	414,159	(358,894)	—	(180,730)	—	(125,465)
2021	464,998	(555,131)	—	(245,081)	(877,425)	(1,212,639)
2020	1,973,256	500,063	—	19,774	(254,527)	2,238,566

Non-PEO NEO Average Total Compensation Amount	$ 1,470,480	1,270,411	1,695,086
Non-PEO NEO Average Compensation Actually Paid Amount	$ 535,641	(724,313)	2,856,434
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2022	4,806,435	(3,635,081)	(203,499)	967,855
2021	4,735,817	(3,595,425)	(2,748,336)	(1,607,944)
2020	3,835,030	(2,636,246)	8,428,831	9,627,615

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,470,480	(809,374)	(125,465)	535,641
2021	1,270,411	(782,085)	(1,212,639)	(724,313)
2020	1,695,086	(1,077,218)	2,238,566	2,856,434
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2022	1,859,626	(1,370,919)	—	(692,206)	—	(203,499)
2021	2,278,773	(3,269,075)	—	(1,758,034)	—	(2,748,336)
2020	6,598,645	1,787,376	—	42,810	—	8,428,831

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	414,159	(358,894)	—	(180,730)	—	(125,465)
2021	464,998	(555,131)	—	(245,081)	(877,425)	(1,212,639)
2020	1,973,256	500,063	—	19,774	(254,527)	2,238,566

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between our TSR and that of the NASDAQ Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable year.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 37.51	89.61	186.44
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (192,000,000)	(178,000,000)	(121,000,000)
PEO Name	Alexander D. Macrae
PEO [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,635,081)	(3,595,425)	(2,636,246)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(203,499)	(2,748,336)	8,428,831
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,859,626	2,278,773	6,598,645
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,370,919)	(3,269,075)	1,787,376
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(692,206)	(1,758,034)	42,810
PEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Stock Awards And Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(809,374)	(782,085)	(1,077,218)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(125,465)	(1,212,639)	2,238,566
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	414,159	464,998	1,973,256
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(358,894)	(555,131)	500,063
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(180,730)	(245,081)	19,774
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (877,425)	$ (254,527)